DECONSOLIDATION OF TWO SUBSIDIARIES (Details Narrative)							12 Months Ended
	Dec. 10, 2024 USD ($)	Dec. 10, 2024 CAD ($)	Mar. 31, 2024 USD ($)	Feb. 05, 2024	Feb. 05, 2024 USD ($)	Feb. 05, 2024 CAD ($)	Mar. 31, 2025 USD ($)
Deconsolidation Of Two Subsidiaries [Line Items]
Equity interest transferred percentage				70
Farvision Digital Technology Group [Member]
Deconsolidation Of Two Subsidiaries [Line Items]
Sale of Stock, Percentage of Ownership before Transaction					100.00%	100.00%
Proceeds from Divestiture of Businesses					$ 74,160	$ 100,000
Loss on deconsolidation of a subsidiary			$ 84,018
Lowell Academy [Member]
Deconsolidation Of Two Subsidiaries [Line Items]
Loss on deconsolidation of a subsidiary			$ 79,387				$ (79,387)
Animation [Member]
Deconsolidation Of Two Subsidiaries [Line Items]
Sale of Stock, Percentage of Ownership before Transaction	100.00%	100.00%
NeoCanaan [Member]
Deconsolidation Of Two Subsidiaries [Line Items]
Sale of Stock, Percentage of Ownership before Transaction	100.00%	100.00%
Proceeds from Divestiture of Businesses	$ 70	$ 100
Animation And Neo Canaan [Member]
Deconsolidation Of Two Subsidiaries [Line Items]
Loss on deconsolidation of a subsidiary							$ (368,608)